Income Tax	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income Tax

24. INCOME TAX

The Company’s provision for (recovery of) income tax differs from the amount computed by applying the combined Canadian federal and provincial income tax rates to income (loss) before income tax as a result of the following:

	2020	2019
	$	$

Statutory tax rates	26.5%	26.5%

Income tax (recovery) computed at the statutory rates	(3,243)	(2,399)
Non-deductible items	(1,996)	120
Change in tax benefit not recognized	9,098	2,933
Foreign tax differentials	(355)	(267)
Other	112	735
Special mining royalty	167	(100)
Provision for income taxes	3,783	1,022

The enacted or substantively enacted tax rates in Canada (26.5% in 2020) and Mexico (30% in 2020) are applied in the tax provision calculation.

The 7.5% mining royalty in Mexico is treated as an income tax in accordance with IFRS for financial reporting purposes, as it is based on a measure of revenue less certain specified costs. On substantive enactment, a taxable temporary difference arises, as certain mining assets related to extractive activities have a book basis but no tax basis for purpose of the royalty. As at December 31, 2020, the Company has recognized a deferred tax liability of $318 (as at December 31, 2019 - $152) in respect of this special mining royalty. This deferred tax liability will be drawn down to $nil as a reduction to tax expense over the life of mine as the mine and its related assets are depleted or depreciated.

Provision for income taxes consists of the following:

	2020	2019
	$	$
Current income taxes	305	299
Deferred income taxes	3,478	723
	3,783	1,022

The following table reflects the Company’s deferred income tax assets (liabilities):

	2020	2019
	$	$
Non-capital losses carried forward	1,521	9,010
Resource related assets	1,285	1,061
Property, plant and equipment	2,079	(697)
Deferred income and other	1	6
Accrued revenue	26	10
Prepaid expenses, deposits and other	233	1,504
Deferred tax assets	5,145	10,894

Prepaid expenses, deposits and other	(611)	(659)
Special mining royalty	(318)	(152)
Deferred tax liabilities	(929)	(811)

Net deferred tax assets	4,216	10,083

The Company recognized deferred tax liabilities of $929, and deferred tax assets of $5,145 in respect of tax losses as at December 31, 2020 (as at December 31, 2019 – net deferred tax asset of $10,083) as projections of various sources of income support the conclusion that the realization of these deferred tax assets is probable.

The following temporary differences and non-capital losses have not been recognized in the consolidated financial statements.

	2020	2019
	$	$
Non-capital losses carried forward	57,299	23,982
Capital losses	1,214	3,697
Resource related deductions	22,510	20,961
Share issuance costs	9	26
Property, plant and equipment	206	141
Prepaid expenses, deposits and other	2,160	1,522
	83,398	50,330

As at December 31, 2020, the Company has non-capital losses to be carried forward and applied against taxable income of future years. The non-capital losses have expiry dates as follows:

	2020	2019
	$	$
2021	1,471	1,551
2022	-	-
2023	-	-
2024 and thereafter	62,678	52,466
	64,149	54,017

As at December 31, 2020, the Company has Canadian capital losses of $8,439 (as at December 31, 2019 – $8,252) that may be carried forward indefinitely and applied against capital gains of future years. The Company also has loss carryforwards of $1,048 for U.S. tax purposes. Of this amount, $433 expires between 2033 and 2037 fiscal years, and $615 is not subject to expiration.

At December 31, 2020, $nil (as at December 31, 2019 – $nil) was recognised as a deferred tax liability for taxes that would be payable on the unremitted earnings of certain of the Company’s subsidiaries as the Company has determined that undistributed profits of its subsidiaries will not be distributed in the foreseeable future; and the investments are not held for resale and are expected to be recouped by continued use of these operations by the subsidiaries. The amount of temporary differences not booked for these unremitted earnings at December 31, 2020 is $4,887 (as at December 31, 2019 – $5,147).